SHARE CAPITAL - Common shares issued (Details) $ in Thousands	12 Months Ended		22 Months Ended
	Mar. 31, 2024 CAD ($) shares	Mar. 31, 2023 CAD ($) shares	Mar. 31, 2024 CAD ($) shares
Number of common shares
Exercise of stock options (in shares) | shares	105,398	291,659
Common shares held in trust (in shares) | shares			(725,290)
Repurchase of common shares (in shares) | shares	(300)
Share capital
Common shares held in trust | $	$ (23,820)	$ (12,365)
Initial public offering, net of offering costs and deferred tax | $	366,332
Repurchase of common shares | $	$ (14)	$ (21,071)
Share capital
Number of common shares
Beginning balance (in shares) | shares	91,602,192	92,267,724
Exercise of stock options (in shares) | shares	105,398	291,659
Common shares held in trust (in shares) | shares	(387,794)	(337,496)
Initial public offering, net of offering costs and deferred tax (in shares) | shares	6,900,000
Repurchase of common shares (in shares) | shares	(300)	(619,695)
Ending balance (in shares) | shares	98,219,496	91,602,192	98,219,496
Share capital
Beginning balance | $	$ 520,633	$ 530,241
Exercise of stock options | $	2,754	6,318
Common shares held in trust | $	(23,820)	(12,365)
Initial public offering, net of offering costs and deferred tax | $	366,332
Repurchase of common shares | $	(2)	(3,561)
Ending balance | $	$ 865,897	$ 520,633	$ 865,897